SHARE BASED COMPENSATION	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
SHARE BASED COMPENSATION	SHARE BASED COMPENSATION
In June 2025, the Company issued 182,805 synthetic share options to members of top management and key personnel. The synthetic share options have a five-year term from June 24, 2025, with a three-year vesting period, whereby: 33% will vest after one year; 33% will vest after two years; and the remaining balance will vest after three years. The options have a strike price of $23.75. The strike price will be adjusted for any distribution of dividends made before the relevant options expire. The synthetic options granted to the CEO and the CFO are subject to a cap on maximum annual gain equal to two times the annual base salary at the time of exercise of the synthetic options. The synthetic options will be settled in cash based on the difference between the market price of the Company’s shares and the strike price on the date of exercise, and as such, have been classified as a liability.
The synthetic options have an estimated expected life of 2.5 years. The risk-free interest rate was estimated using the interest rate on three year U.S. treasury zero coupon issues. The volatility was estimated using historical share price data. The dividend yield was estimated at 0% as the strike price is reduced by all dividends declared by the Company from the date of grant to the exercise date. It was assumed that all of the options granted will vest. The synthetic options had a fair value of $0.92 million as of June 30, 2025.
As at June 30, 2025, the Company had 182,805 outstanding non-vested share options (December 31, 2024: 20,000), with a weighted average adjusted strike price of $23.75 (December 31, 2024: $15.87) and a weighted average remaining contractual term of 5.0 years (December 31, 2024: 2.4 years).
The number of outstanding vested share options as at June 30, 2025 was 20,000 (December 31, 2024: nil) with a weighted average adjusted strike price of $15.12 and a weighted average remaining contractual term of 1.9 years.
Adjusted strike price refers to the fact that the strike price of each option is adjusted for dividends paid since the grant date of the option in line with the Company's share option scheme.